Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Supplemental Consolidated Statement of Financial Position information Related to Leases	Supplemental Consolidated Statement of Financial Position information related to leases was as follows:

December 31,
2019

Operating lease right of use assets	$365,763

Current portion of operating lease liabilities	62,565
Non-current portion of operating lease liabilities	323,287
Total operating lease liabilities	$385,852

Weighted average remaining lease term (years)	5.6
Weighted average discount rate	2.19%

Schedule of Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities for the next five years are as follows:

December 31,
2019
2020	$71,771
2021	51,625
2022	40,830
2023	36,245
2024	33,779
2025 and thereafter	$260,925
Total	$495,175
Less - Imputed interest	109,323
Total operating lease liabilities	$385,852

Schedule of Future Minimum Rental Payments for Operating Leases
Payments due under operating leases net of sublease amounts and non-cancellable future rentals under ASC 840 as of December 31, 2018, were as follows:

December 31,
2018
2019	$65,540
2020	49,142
2021	28,311
2022	21,001
2023	11,373
2024 and thereafter	87,287
Total lease payments	$262,654